PORTFOLIO OF INVESTMENTS – as of August 31, 2021 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
	Common Stocks – 98.7% of Net Assets
	Argentina – 6.6%
4,772	MercadoLibre, Inc.(a)	$8,911,471

	Brazil – 1.7%
716,279	Ambev S.A., ADR	2,335,070

	China – 13.5%
25,736	Alibaba Group Holding Ltd., Sponsored ADR(a)	4,297,655
14,130	Baidu, Inc., Sponsored ADR(a)	2,218,693
189,132	Budweiser Brewing Co. APAC Ltd., 144A	472,589
14,289	NXP Semiconductors NV	3,073,992
64,400	Tencent Holdings Ltd.	3,977,523
64,199	Trip.com Group Ltd., ADR(a)	1,957,427
36,346	Yum China Holdings, Inc.	2,237,460

		18,235,339

	Denmark – 1.1%
15,134	Novo Nordisk A/S, Class B	1,515,063

	France – 0.7%
10,944	Sodexo S.A.(a)	906,829

	Japan – 1.9%
11,800	FANUC Corp.	2,570,760

	Netherlands – 5.1%
2,104	Adyen NV, 144A(a)	6,800,285

	Switzerland – 11.0%
18,890	CRISPR Therapeutics AG(a)	2,360,306
16,889	Nestle S.A., (Registered)	2,132,890
60,888	Novartis AG, (Registered)	5,631,584
11,493	Roche Holding AG	4,615,070

		14,739,850

	United Kingdom – 4.2%
70,693	Experian PLC	3,118,276
11,858	Reckitt Benckiser Group PLC	905,254
30,010	Unilever PLC	1,670,551

		5,694,081

	United States – 52.9%
18,266	Alnylam Pharmaceuticals, Inc.(a)	3,679,320
2,741	Alphabet, Inc., Class A(a)	7,932,317
2,570	Amazon.com, Inc.(a)	8,919,930
7,214	Autodesk, Inc.(a)	2,236,989
24,195	Boeing Co. (The)(a)	5,310,802
19,106	Colgate-Palmolive Co.	1,489,313
3,816	Core Laboratories NV	105,169
7,801	Deere & Co.	2,949,012
10,075	Expeditors International of Washington, Inc.	1,255,748

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
19,051	Facebook, Inc., Class A(a)	$7,227,568
17,621	Microsoft Corp.	5,319,427
58,101	Oracle Corp.	5,178,542
16,297	QUALCOMM, Inc.	2,390,607
16,169	salesforce.com, Inc.(a)	4,289,151
51,504	Schlumberger NV	1,444,172
20,143	SEI Investments Co.	1,265,182
106,640	Under Armour, Inc., Class A(a)	2,467,650
9,088	Vertex Pharmaceuticals, Inc.(a)	1,820,236
22,008	Visa, Inc., Class A	5,042,033
7,219	Yum! Brands, Inc.	945,906

		71,269,074

	Total Common Stocks (Identified Cost $96,702,684)	132,977,822

Principal Amount
	Short-Term Investments – 0.7%
$900,128	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2021 at 0.000% to be repurchased at $900,128 on 9/01/2021 collateralized by $763,100 U.S. Treasury Inflation Indexed Note, 0.250% due 7/15/2029 valued at $918,144 including accrued interest(b) (Identified Cost $900,128)	900,128

	Total Investments – 99.4% (Identified Cost $97,602,812)	133,877,950
	Other assets less liabilities – 0.6%	807,340

	Net Assets – 100.0%	$134,685,290

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of August 31, 2021, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$32,646,123	24.2%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the value of Rule 144A holdings amounted to $7,272,874 or 5.4% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$13,785,227	$4,450,112	$—	$18,235,339
Denmark	—	1,515,063	—	1,515,063
France	—	906,829	—	906,829
Japan	—	2,570,760	—	2,570,760
Netherlands	—	6,800,285	—	6,800,285
Switzerland	2,360,306	12,379,544	—	14,739,850
United Kingdom	1,670,551	4,023,530	—	5,694,081
All Other Common Stocks*	82,515,615	—	—	82,515,615

Total Common Stocks	100,331,699	32,646,123	—	132,977,822

Short-Term Investments	—	900,128	—	900,128

Total	$100,331,699	$33,546,251	$—	$133,877,950

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at August 31, 2021 (Unaudited)

Internet & Direct Marketing Retail	16.4%
Interactive Media & Services	15.8
Software	12.7
IT Services	8.8
Pharmaceuticals	8.7
Biotechnology	5.9
Hotels, Restaurants & Leisure	4.6
Machinery	4.1
Semiconductors & Semiconductor Equipment	4.1
Aerospace & Defense	3.9
Professional Services	2.3
Beverages	2.0
Other Investments, less than 2% each	9.4
Short-Term Investments	0.7

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

Currency Exposure Summary at August 31, 2021 (Unaudited)

United States Dollar	74.0%
Swiss Franc	9.2
Euro	7.0
Hong Kong Dollar	3.2
British Pound	3.0
Other, less than 2% each	3.0

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%